Shareholders' equity	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves and Other Equity Interests [Abstract]
Shareholders' equity	Shareholders' equity
On May 28, 2020, the Company successfully completed a 10:1 common share consolidation. Shareholders received 1 post-consolidation share for every 10 pre-consolidation shares. All information pertaining to shares and per-share amounts in the financial statements for periods before May 28 reflect retrospective treatment of this share consolidation.
Capital stock and contributed surplus
The authorized and issued share capital of the Company consists of an unlimited number of common shares, without par value.

	Number of shares	Stated value (in thousands $)

At Dec. 31, 2018	24,306,233	407,775
Issuance of share capital under dividend reinvestment program	6,151	147
Shares acquired and cancelled under normal course issuer bid	(74,060)	(1,715)
Issuance of share capital on conversion of RSUs	81,528	1,654
Shares acquired for equity incentive plan	(182,612)	(4,906)
Shares released on vesting of equity incentive plan	280,399	4,945
At Dec. 31, 2019	24,417,639	407,900
Shares acquired for equity incentive plan	(128,304)	(2,514)
Issuance of share capital on purchase of management contracts	104,720	2,500
Shares released on vesting of equity incentive plan	248,883	4,361
Issuance of share capital on exercise of stock options	150,000	5,159
Shares acquired and canceled under normal course issuer bid	(112,343)	(2,024)
Issuance of share capital on conversion of RSUs and other share based considerations	103,269	2,231
Issuance of share capital under dividend reinvestment program	5,501	145
At Dec. 31, 2020	24,789,365	417,758
Contributed surplus consists of: stock option expense; earn-out shares expense; equity incentive plans' expense; and additional purchase consideration.

Stated value (in thousands $)

At Dec. 31, 2018	42,964
Stock-based compensation	5,392
Issuance of share capital on conversion of RSUs	(251)
Released on vesting of common shares for equity incentive plan	(4,945)
At Dec. 31, 2019	43,160
Share-based contingent consideration related to the Acquisition	4,879
Shares released on vesting of common shares for equity incentive plan	(4,361)
Shares released on exercise of stock options	(2,655)
Stock-based compensation	4,517
Issuance of share capital on conversion of RSUs and other share based considerations	(2,231)
At Dec. 31, 2020	43,309
Stock option plan
The Company has an option plan (the "Plan") intended to provide incentives to directors, officers and employees of the Company and its wholly owned subsidiaries. The aggregate number of shares issuable upon the exercise of all options granted under the Plan and under all other stock-based compensation arrangements including the Trust and Equity Incentive Plan ("EIP") cannot exceed 10% of the issued and outstanding shares of the Company as at the date of grant. The options may be granted at a price that is not less than the market price of the Company's common shares at the time of grant. The options vest annually over a three-year period and may be exercised during a period not to exceed 10 years from the date of grant.
There were 150,000 stock options exercised during the year ended December 31, 2020 (year ended December 31, 2019 - Nil) and 15,000 options expired during the year ended December 31, 2020 (year ended December 31, 2019 - Nil). There were no stock options issued during the year ended December 31, 2020 (year ended December 31, 2019 - Nil).
For valuing share option grants, the fair value method of accounting is used. The fair value of option grants is determined using the Black-Scholes option-pricing model, which takes into account the exercise price of the option, the current share price, the risk-free interest rate, the expected volatility of the share price over the life of the option and other relevant factors. Compensation cost is recognized over the vesting period, assuming an estimated forfeiture rate, with an offset to contributed surplus. When exercised, amounts originally recorded against contributed surplus as well as any consideration paid by the option holder is credited to capital stock.
A summary of the changes in the Plan is as follows:

	Number of options	Weighted average exercise price (CAD $)

Options outstanding, Dec. 31, 2018	327,500	25.70
Options exercisable, Dec. 31, 2018	187,500	27.00
Options outstanding, Dec. 31, 2019	327,500	25.70
Options exercisable, Dec. 31, 2019	257,500	26.00
Options exercised during the year ended 2020	(150,000)	23.30
Options expired during the year ended 2020	(15,000)	66.00
Options outstanding, Dec. 31, 2020	162,500	23.61
Options exercisable, Dec. 31, 2020	162,500	23.61
Options outstanding and exercisable as at December 31, 2020 are as follows:

Exercise price (CAD $)	Number of options outstanding	Weighted average remaining contractual life (years)	Number of options exercisable

23.30	150,000	5.1	150,000
27.30	12,500	5.4	12,500
23.30 to 27.30	162,500	5.1	162,500
Equity incentive plan
For employees in Canada, the Trust has been established and the Company will fund the Trust with cash, which will be used by the trustee to purchase: (1) on the open market, common shares of the Company that will be held in the Trust until the awards vest and are distributed to eligible members; or (2) from treasury, common shares of the Company that will be held in the Trust until the awards vest and are distributed to eligible employees; and (3) from time-to-time, purchases from 2176423 Ontario Ltd., a company controlled by Eric Sprott, pursuant to the terms and conditions of a previously announced share transaction. For employees in the U.S. under the EIP plan, the Company will allot common shares of the Company as either: (1) restricted stock; (2) unrestricted stock; or (3) restricted stock units ("RSUs"), the resulting common shares of which will be issued from treasury.
There were 104,858 RSUs granted during the year ended December 31, 2020 (year ended December 31, 2019 - 69,954). The Trust acquired 128,304 shares in the year ended December 31, 2020 (year ended December 31, 2019 - 182,612 shares).

Number of common shares

Common shares held by the Trust, Dec. 31, 2018	993,225
Acquired	182,612
Released on vesting	(280,399)
Unvested common shares held by the Trust, Dec. 31, 2019	895,438
Acquired	128,304
Released on vesting	(248,883)
Unvested common shares held by the Trust, Dec. 31, 2020	774,859
Of the $57.6 million compensation expense for the year ended December 31, 2020, $4.5 million relates to stock-based compensation, details of which are presented in the table below (in thousands $):

	For the years ended
	Dec. 31, 2020	Dec. 31, 2019

Stock option plan	10	188
EIP	4,507	5,204
Total stock-based compensation	4,517	5,392
Basic and diluted earnings per share
The following table presents the calculation of basic and diluted earnings per common share:

	For the years ended
	Dec. 31, 2020	Dec. 31, 2019

Numerator (in thousands $):
Net income - basic and diluted	26,978	10,209

Denominator (Number of shares in thousands):
Weighted average number of common shares	25,464	25,356
Weighted average number of unvested shares purchased by the Trust	(976)	(969)
Weighted average number of common shares - basic	24,488	24,387
Weighted average number of dilutive stock options	163	312
Weighted average number of unvested shares under EIP	1,132	969
Weighted average number of common shares - diluted	25,783	25,668

Net income per common share
Basic	1.10	0.42
Diluted	1.05	0.40

Capital management
The Company's objectives when managing capital are:
•to meet regulatory requirements and other contractual obligations;
•to safeguard the Company's ability to continue as a going concern so that it can continue to provide returns for shareholders;
•to provide financial flexibility to fund possible acquisitions;
•to provide adequate seed capital for the Company's new product offerings; and
•to provide an adequate return to shareholders through growth in assets under management, growth in management fees, carried interest and performance fees and return on the Company's invested capital that will result in dividend payments to shareholders.
The Company's capital is comprised of equity, including capital stock, contributed surplus, retained earnings (deficit) and accumulated other comprehensive income (loss). SCP is a member of the Investment Industry Regulatory Organization of Canada ("IIROC"), SAM is a registrant of the Ontario Securities Commission ("OSC") and the U.S. Securities and Exchange Commission ("SEC"), SAM US is registered with the SEC and SGRIL is a member of the Financial Industry Regulatory Authority ("FINRA"). As a result, all of these entities are required to maintain a minimum level of regulatory capital. To ensure compliance, management monitors regulatory and working capital on a regular basis. As at December 31, 2020 and 2019, all entities were in compliance with their respective capital requirements.